Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2019
Prospectus Date	rr_ProspectusDate	Sep. 09, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A